SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Statement of cash flows [abstract]
Schedule of supplemental cash flow information
Changes in working capital and taxes paid for the years ended December 31, 2020 and 2019 are as follows:

	For the Years Ended December 31,
	2020	2019
Increase in prepaids and other	(4,069)	(1,230)
Increase in inventories	(899)	(2,261)
Increase in accounts receivable and other receivables	(319)	(2,108)
Decrease in other liability	—	(6,410)
Increase in accounts payable and accrued liabilities	1,578	9,069
Total changes in working capital	(3,709)	(2,940)
Income tax liabilities paid	(25,759)	(5,469)
Total changes in working capital and taxes paid	(29,468)	(8,409)
Other non-cash items include the following components:

	For the Years Ended December 31,
	2020	2019
Variable consideration adjustment (Note 18)	6,437	3,073
Interest on financing component of deferred revenue (Note 10)	3,026	4,288
Accretion of 7% Convertible Debentures discount (Note 10)	2,733	2,390
Amortization of financing fees (Note 10)	1,020	642
Inventory write-off	176	—
Accretion of rehabilitation provisions (Note 10)	155	191
Interest on lease obligations	98	22
Loss/(gain) on disposal of assets	40	(13)
Loss on fair value of marketable securities	14	9
PRSU settlement, net of tax	—	(349)
Accretion of long-term receivables discount (Note 10)	(220)	—
Gain on modification of Macquarie credit facility (Note 19)	(2,973)	—
	10,506	10,253
Reconciliation of debt arising from financing activities during the years ended December 31, 2020 and 2019:

	Lease liabilities	Ecobank Loan III	Ecobank Loan IV	Vendor Agreement	7% Convertible Debentures	Macquarie Credit Facility	Total
December 31, 2018	1,683	19,935	17,700	16,776	44,612	—	100,706
Cash flows
Proceeds from debt agreements	—	—	—	—	—	60,000	60,000
Capitalized loan fees	—	—	—	—	—	(2,614)	(2,614)
Principal payments on debt facilities		(20,277)	(18,000)	(17,507)	—	—	(55,784)
Principal payments on lease liabilities	(1,416)	—	—	—	—	—	(1,416)
Principal payments on lease liabilities (discontinued operations)	(25)	—	—	—	—	—	(25)
Non-cash changes
Additions to lease liabilities	2,116	—	—	—	—	—	2,116
Accretion of debt	23	342	300	731	2,390	—	3,786
December 31, 2019	2,381	—	—	—	47,002	57,386	106,769
Cash flows
Proceeds from debt modification	—	—	—	—	—	10,000	10,000
Capitalized loan fees	—	—	—	—	—	(886)	(886)
Principal payments on debt facilities	—	—	—	—	—	(10,000)	(10,000)
Principal payments on lease liabilities	(1,694)	—	—	—	—	—	(1,694)
Principal payments on lease liabilities (discontinued operations)	(20)	—	—	—	—	—	(20)
Non-cash changes
Gain on modification of credit facility	—	—	—	—	—	(2,973)	(2,973)
Amortization of deferred financing fees	—	—	—	—	—	1,020	1,020
Additions to lease liabilities	599	—	—	—	—	—	599
Accretion of debt	98	—	—	—	2,733	—	2,831
Foreign exchange loss	132	—	—	—	—	—	132
Derecognized on the sale of Prestea (Note 5)	(15)	—	—	—	—	—	(15)
December 31, 2020	1,481	—	—	—	49,735	54,547	105,763